Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Schedule of disaggregation of revenue

(in thousands of Russian Roubles)

	For the three months ended June 30,
	2020			2019
		Other	Total		Other	Total
	Russia	segment	segments	Russia	segment	segments
Bundled Subscriptions	514,242	10,255	524,497	537,603	16,487	554,090
CV Database Access	290,327	56,654	346,981	370,291	63,451	433,742
Job Postings	467,412	37,707	505,119	713,302	55,813	769,115
Other VAS	149,493	7,745	157,238	136,540	8,137	144,677
Total revenue	1,421,474	112,361	1,533,835	1,757,736	143,888	1,901,624

	For the six months ended June 30,
	2020			2019
		Other	Total		Other	Total
	Russia	segment	segments	Russia	segment	segments
Bundled Subscriptions	1,077,915	24,295	1,102,210	1,026,351	31,624	1,057,975
CV Database Access	688,848	128,719	817,567	700,407	118,982	819,389
Job Postings	1,191,719	94,813	1,286,532	1,310,057	100,929	1,410,986
Other VAS	301,236	16,699	317,935	276,436	15,275	291,711
Total revenue	3,259,718	264,526	3,524,244	3,313,251	266,810	3,580,061

Russia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Schedule of disaggregation of revenue

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Key Accounts in Russia
Moscow and St.Petersburg	433,024	491,334	928,422	928,697
Other regions of Russia	171,221	151,847	364,174	285,586
Sub-total	604,245	643,181	1,292,596	1,214,283
Small and Medium Accounts in Russia
Moscow and St.Petersburg	415,921	631,218	1,043,680	1,198,438
Other regions of Russia	323,099	397,969	749,506	734,739
Sub-total	739,020	1,029,187	1,793,186	1,933,177
Foreign customers of Russia segment	11,856	15,922	27,731	30,030
Other customers in Russia	66,353	69,446	146,205	135,761
Total for “Russia” operating segment	1,421,474	1,757,736	3,259,718	3,313,251